DEFERRED GOVERNMENT GRANT - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DEFERRED GOVERNMENT GRANT
Recognized as income during the year	¥ 0	¥ 0	¥ (302,000)